Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current
Other accrued liabilities	€ 42	€ 20
Accrued expenses and other liabilities non current	42	20
Current
Accrued fees to rights holders	1,265	1,153
Accrued salaries, vacation, and related taxes	65	54
Accrued social costs for options and RSUs	169	64
Other accrued expenses	249	167
Accrued expenses and other liabilities current	€ 1,748	€ 1,438